LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Equity securities without readily determinable fair value
Sifive, Inc. (“Sifive”) (a)	95,613	98,423
AliveCor, Inc., (“Alivecor”) (b)	24,582	25,304
Promaxo, Inc.(“Promaxo”) (c)	27,589	28,400
Other equity securities without readily determinable fair value (d)	91,141	95,202
Equity securities with readily determinable fair value
Hyperfine Inc. (e)	4,413	6,056
Equity method investments:
Jiangsu Yitong High-Tech Co, Ltd(“Jiangsu Yitong”) (f)	968,242	966,769
Hefei Huaying Xingzhi Fund Partnership (limited partnership) (“Huaying Fund I”) (g)	60,262	52,087
Anhui Huaying Zhihui Wulian Fund Parnership(limited partnership)(“Huaying Fund II”) (h)	212,803	200,941
Other equity method investments (i)	53,164	53,327
Available-for-sale investments
Shenzhen Yunding Information Technology Co., Ltd. (“Yunding”) (j)	74,912	92,140
Other available-for-sale investments (k)	73,907	74,962
Total	1,686,628	1,693,611
(a)

In 2018, the Group invested RMB12,332 to acquire 1.01% equity interests in Sifive. Sifive is a private company engaging in the business of semiconductor. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Sifive was accounted for as equity securities without readily determinable fair value. The Group recognized nil, RMB66,322 and nil gain from the fair value change of this investment during the years ended December 31, 2021, 2022 and 2023, respectively.

(b)

In 2019, the Group invested USD1,000 in a convertible bond issued by Alivecor with 3% interest rate. In February 2020, the Group converted the bond to 0.56% equity interest and the equity interest is not considered in-substance common shares due to substantial liquidation rights owned by the Group. Accordingly, the investment in Alivecor was accounted for as equity securities without readily determinable fair value. The Group recognized nil, RMB8,620 and nil gain from the fair value change of this investment during the years ended December 31, 2021, 2022 and 2023, respectively.

(c)

In 2020, the Group invested USD4,000 to acquire 4.05% equity interests in Promaxo. Promaxo is a private company engaging in the business of Magnetic Resonance (“MR”) technology. The equity interest is not considered in-substance common shares due to substantial liquidation preference rights. Accordingly, the investment in Promaxo was accounted for as equity securities without readily determinable fair value. For the year ended December 31, 2021, 2022 and 2023, no fair value change was observed and recognized.

(d)

These other investments represent certain insignificant investments in the third-party private companies, which the Group has no significant influence over the investees and accounted for these investments as equity securities without readily determinable fair value investments.

8. LONG-TERM INVESTMENTS - CONTINUED

(e)

In December 2021, Hyperfine was successfully listed in the US capital market through a special purpose acquisition and the investment in Hyperfine was converted from equity securities without readily determinable fair value to equity securities with readily determinable fair value. The Group recorded RMB(194), RMB(28,466) and RMB1,249 realized (loss)/gain from the fair value change of this investment during the years ended December 31, 2021, 2022 and 2023, respectively.

(f)

In February 2021, the Group acquired 29.99% equity interest of Jiangsu Yitong, a company listed on the Shenzhen stock exchange, for a total cash consideration of RMB959.68 million. The purpose of the investment is to expand the healthcare ecosystem in the domestic market. The investment of Jiangsu Yitong is accounted for using the equity method as the Group can exercise significant influence through its board representation without obtaining control. During 2022, the Group further acquired 0.01% equity interest of Jiangsu Yitong. The Group recorded RMB1,152, RMB7,580 and RMB(1,214) gain/(loss) from this equity method investment during the year ended December 31, 2021, 2022 and 2023, respectively.

The total consideration of the investment in Jiangsu Yitong was RMB960,832. As of December 31, 2022, the carrying value of the investment in Jiangsu Yitong was RMB968,242 and the difference with the proportionate share of Jiangsu Yitong’s net assets was RMB813,101, which allocated into goodwill, intangible assets and others assets with the amount of RMB636,672, RMB172,940 and RMB3,489, respectively.

As of December 31, 2023, the carrying value of the investment in Jiangsu Yitong was RMB966,769 and the difference with the proportionate share of Jiangsu Yitong’s net assets was RMB810,656, which allocated into goodwill, intangible assets and others assets with the amount of RMB636,672, RMB171,172 and RMB2,812, respectively.

The intangible assets are trademark with indefinite life and patents with definite life, which are amortized on a straight-line basis over the estimated useful life of 3 to 7 years.

(g)

In 2016, the Group invested RMB50,000 to acquire a 49.5% equity interests in a limited partnership, Huaying Fund I, which is a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment under the equity method because the investments are common stock and the Group has significant influence through its board seat but does not control Huaying Fund I. The Group recorded RMB7,910, RMB(752) and RMB(6,716) of income/(loss) from this investment during the years ended December 31, 2021, 2022 and 2023, respectively.

(h)

In 2019, the Group invested RMB102,000 to acquire a 34% equity interests in a limited partnership, Huaying Fund II, a fund engaged in investing activities in small and middle scale High Tech private companies. The Group accounted for the investment using the equity method as the Group has significant influence through its board seat but does not control Huaying Fund II. In March 2021, the Group paid the second installment of cash consideration in Huaying Fund II for an amount of RMB68 million. In October 2023, the Group received a distribution of RMB 26.6million from Huaying Fund II, which is related to the capital of Huaying Fund II previously injected by the Group. The Group recorded RMB24,434, RMB12,737 and RMB14,718 of income from this investment during the years ended December 31, 2021, 2022 and 2023, respectively.

(i)

The other equity method investments represent several insignificant investments classified as equity method investments as the Group has the ability to exercise significant influence but does not have control over the investees.

8. LONG-TERM INVESTMENTS - CONTINUED

(j)

In 2020, the Group invested RMB22,000 in a convertible bond issued by Yunding with interest rates ranging from 4.35% to 8.70%. The Group also had 19.27%, 17.32% and 17.32% equity interests in Yunding, which was accounted for as available-for-sale investment due to the redemption feature included in the investment as of December 31, 2021, 2022 and 2023, respectively. During 2021, the Group disposed of 5% equity interests in Yunding and recognized a realized gain with amount of RMB13,507 from such disposal. The Group also recorded an unrealized gain of RMB903, RMB20,943 and RMB19,073 in other comprehensive income for the years ended December 31, 2021, 2022 and 2023, respectively.

(k)

Other available-for-sale investments represent investments in debt securities and measured at fair value. Those investments mainly include investments in convertible bonds as well as investment with redemption features which are considered as debt instruments.

The Group summarizes the condensed financial information of the Group’s equity investments using equity method as a group below in accordance with Rule 4-08 of Regulation S-X:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Revenue	330,685	412,975	233,428
Gross profit	198,495	147,434	85,169
Income from operations	140,006	68,663	7,338
Net income	137,681	66,039	14,067
Net income attributable to ordinary shareholders	137,681	66,039	14,067

	As of December 31,
	2022	2023
	RMB	RMB
Current assets	825,465	1,562,218
Non-current assets	913,919	202,689
Current liabilities	88,454	100,629
Non-current liabilities	1,386	4,970